NOTE 3: Basic and Diluted Net Income (loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,162,608	12,814,874